Average Annual Total Returns - Risk Parity II MV Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) OneYear	I 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) FiveYear	I 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) OneYear	N 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) FiveYear	N 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	5.20%	8.12%	4.54%	Nov. 05, 2012	3.86%	6.02%	2.73%	3.49%	5.60%	2.86%	14.73%	11.11%	10.42%	5.03%	7.83%	4.27%	Nov. 05, 2012	14.73%	11.11%	10.42%	5.31%	8.20%	4.35%	Sep. 02, 2014	14.73%	11.11%	9.34%